Valuation and qualifying accounts (Tables)	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Summary of valuation and qualifying accounts

						$ million
		2024		2023		2022
	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments	Trade and other receivables	Fixed asset investments
At 1 January	1,424	3,183	636	3,050	584	169
Charged to costs and expenses	(90)	140	866	176	143	17,471
Charged to other accounts[a]	(7)	—	1	(1)	(8)	(27)
Deductions	(332)	(25)	(79)	(42)	(83)	(41)
Reclassifications	—	—	—	—	—	(14,522)
At 31 December	995	3,298	1,424	3,183	636	3,050
aPrincipally exchange adjustments.